Bank Loans and issuance of Debt Securities - Summary of Reconciliation of Liabilities Arising From Financing Activities (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2017 MXN ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Beginning balance	$ 9,741,822
Repayments on bank loans	(151,724)
Non-cash changes, Proceeds from issuance of Debt securities	3,800,000
Non-cash changes, Exchange effects	(210,294)
Non-cash changes, Fair value adjustments	(34,361)
Ending balance	13,145,443
Banks Loans and Current Portion of Long Term Debt [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Beginning balance	84,758
Repayments on bank loans	(84,758)
Non-cash changes, Reclassification of current installments of long term debt	141,412
Ending balance	141,412
Long-Term Borrowings [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Beginning balance	4,529,518
Repayments on bank loans	(66,966)
Non-cash changes, Reclassification of current installments of long term debt	(141,412)
Non-cash changes, Exchange effects	(210,294)
Ending balance	4,110,846
Debt Securities [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Beginning balance	5,200,000
Non-cash changes, Proceeds from issuance of Debt securities	3,800,000
Ending balance	9,000,000
Derivative Financial Instruments [Member]
Disclosure Of Detailed Information About Borrowings [Line Items]
Beginning balance	(72,454)
Non-cash changes, Fair value adjustments	(34,361)
Ending balance	$ (106,815)